RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party receivables	$ 8,169	$ 15,581
SFL
Related Party Transaction [Line Items]
Related party receivables	3,012	4,982
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	1,865	5,490
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	160	94
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	1,035	3,593
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	1,095	554
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	344	391
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	396	240
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 262	$ 237